COMMITMENTS AND CONTINGENCIES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES

6. COMMITMENTS

GTWY Holdings Promissory Note

On December 5, 2019, the Company entered into the GTWY Expense Advancement Agreement, pursuant to which GTWY Holdings committed to provide $566,288 to fund contributions to the Trust Account. The Company drew down the full amount under the GTWY Expense Advancement Agreement to fund the required Contribution to the Trust Account for the period December 6, 2019 to January 5, 2020 by issuing an unsecured promissory note that was not interest-bearing to GTWY Holdings (the “Gateway Promissory Note”). The Gateway Promissory Note provided for repayment out of the proceeds of the Trust Account released to the Company if the Company completes an initial Business Combination and, otherwise, out of funds held by the Company outside the Trust Account. On January 31, 2021, the Company and GTWY Holdings entered into an amendment to the Gateway Promissory Note to permit conversion of the promissory note into warrants at a price of $1.00 per warrant. In connection with such amendment, GTWY Holdings elected to convert the full principal balance of the Gateway Promissory Note into 566,288 warrants.

Registration Rights

Pursuant to a registration rights agreement entered into on December 1, 2017, the holders of the Founder Shares, Private Placement Warrants (and their underlying securities), Private Placement Units (and their underlying securities) (as defined below) and any warrants that may be issued upon conversion of the Working Capital Loans (and their underlying securities) are entitled to registration rights. The holders of these securities are entitled to make up to two demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

LEISURE ACQUISITION CORP.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2021

(Unaudited)

Underwriters Agreement

The underwriters of the Initial Public Offering are entitled to a deferred fee of three and one-half percent (3.5%) of the gross proceeds of the Initial Public Offering, or $7,000,000. Up to $0.05 per Unit (or up to $1,000,000) of the deferred fee may be paid to third parties (who are members of FINRA) that assist the Company in consummating its initial Business Combination. The election to make such payments to third parties will be solely at the discretion of the Company’s management team, and such third parties will be selected by the management team in their sole and absolute discretion. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement. On November 23, 2020, the underwriters agreed to waive $250,000 of the deferred fee which had been held in the Trust Account and was to be paid upon consummation of the Business Combination, resulting in an aggregate of $6,750,000 deferred underwriting fee payable as of December 31, 2020. On January 31, 2021, the underwriters agreed to waive $4,750,000 of the deferred fee which had been held in the Trust Account and was to be paid upon consummation of the Business Combination, resulting in an aggregate of $2,000,000 deferred underwriting fee payable as of March 31, 2021.

Contingent Forward Purchase Contract

On December 1, 2017, the strategic investor entered into a contingent forward purchase contract (the “Contingent Forward Purchase Contract”) with the Company to purchase, in a private placement for gross proceeds of $62,500,000 to occur concurrently with the consummation of the Business Combination, 6,250,000 Units on substantially the same terms as the sale of Units in the Initial Public Offering at $10.00 per Unit. In connection with previously proposed business combination transaction with GTWY Holdings, an amendment to the Contingent Forward Purchase Contract was effected on December 27, 2019 to provide that the Contingent Forward Purchase Contract would terminate as of, and contingent upon, the closing of the transaction with GTWY Holdings such that the strategic investor would instead purchase 3,000,000 units of GTWY Holdings’ equity securities (with each unit consisting of one GTWY Holdings Share and one-half of one GTWY Holdings Warrant) for a purchase price of $10.00 per unit. The Contingent Forward Purchase Contract was waived by the strategic investor in the connection with the proposed Business Combination with Ensysce.

Service Provider Agreement

From time to time the Company has entered into and may enter into agreements with various services providers and advisors, including investment banks, to help us identify targets, negotiate terms of potential Business Combinations, consummate a Business Combination and/or provide other services. In connection with these agreements, the Company may be required to pay such service providers and advisors fees in connection with their services to the extent that certain conditions, including the closing of a potential Business Combination, are met. If a Business Combination does not occur, the Company would not expect to be required to pay these contingent fees. There can be no assurance that the Company will complete a Business Combination.

Merger Agreement

On January 31, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Ensysce, and EB Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), relating to a proposed business combination transaction between the Company and Ensysce.

Pursuant to the Merger Agreement, Merger Sub will merge with and into Ensysce, with Ensysce surviving such merger as a wholly owned subsidiary of the Company and the stockholders of Ensysce becoming stockholders of the Company (the “Merger”).

Ensysce’s issued and outstanding share capital as of immediately prior to the Merger Effective Time will, at the closing (the “Business Combination Closing”) of the transactions contemplated by the Merger Agreement (collectively, the “Transaction”), be canceled and converted into the right to receive the Company’s common stock, par value $.0001 per share (the “LACQ Common Stock”) calculated based on an exchange ratio of 0.06585 (the “Exchange Ratio”).

The Transaction will be consummated subject to the deliverables and provisions as further described in the Merger Agreement.

Warrant Surrender Agreement

On January 31, 2021, in connection with entering into the Merger Agreement, the Company entered into a Warrant Surrender Agreement, by and among Company and the Sponsors, pursuant to which each of the Sponsors agreed to irrevocably forfeit and surrender 250,000 Private Placement Warrants immediately prior to, and contingent upon, the Business Combination Closing.

NOTE 7. — COMMITMENTS

Forgiveness of Accounts Payable

During the year ended December 31, 2020, two of the Company’s service providers forgave certain amounts due to them in connection with previously provided services. As a result, the Company recorded a forgiveness of accounts payable in the amount of $3,298,207.

GTWY Holdings Promissory Note

On December 5, 2019, the Company entered into the GTWY Expense Advancement Agreement, pursuant to which GTWY Holdings committed to provide $566,288 to fund contributions to the Trust Account. The Company drew down the full amount under the GTWY Expense Advancement Agreement to fund the required Contribution to the Trust Account for the period December 6, 2019 to January 5, 2020 by issuing an unsecured promissory note that was non-interest bearing to GTWY Holdings (the “Gateway Promissory Note”). The Gateway Promissory Note provided for repayment out of the proceeds of the Trust Account released to the Company if the Company completes an initial Business Combination and, otherwise, out of funds held by the Company outside the Trust Account. At December 31, 2020, there was $566,268 outstanding under the note. On January 31, 2021, the Company and GTWY Holdings entered into an amendment to the Gateway Promissory Note to permit conversion of the promissory note into warrants at a price of $1.00 per warrant. In connection with such amendment, GTWY Holdings elected to convert the full principal balance of the Gateway Promissory Note into 566,288 warrants (see Note 10).

Registration Rights

Pursuant to a registration rights agreement entered into on December 1, 2017, the holders of the Founder Shares, Private Placement Warrants (and their underlying securities), Private Placement Units (and their underlying securities) (as defined below) and any warrants that may be issued upon conversion of the Working Capital Loans (and their underlying securities) are entitled to registration rights. The holders of these securities are entitled to make up to two demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

The underwriters of the Initial Public Offering are entitled to a deferred fee of three and one-half percent (3.5%) of the gross proceeds of the Initial Public Offering, or $7,000,000. Up to $0.05 per Unit (or up to $1,000,000) of the deferred fee may be paid to third parties (who are members of FINRA) that assist the Company in consummating its initial Business Combination. The election to make such payments to third parties will be solely at the discretion of the Company’s management team, and such third parties will be selected by the management team in their sole and absolute discretion. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement. On November 23, 2020, the underwriters agreed to waive $250,000 of the deferred fee which had been held in the Trust Account and was to be paid upon consummation of the Business Combination, resulting in an aggregate of $6,750,000 deferred underwriting fee payable as of December 31, 2020 (see Note 12). The Company recorded the waiver of the deferred fee as a credit to retained earnings in the accompanying statement of stockholders’ equity.

Contingent Forward Purchase Contract

On December 1, 2017, the strategic investor entered into a contingent forward purchase contract (the “Contingent Forward Purchase Contract”) with the Company to purchase, in a private placement for gross proceeds of $62,500,000 to occur concurrently with the consummation of the Business Combination, 6,250,000 Units on substantially the same terms as the sale of Units in the Initial Public Offering at $10.00 per Unit. In connection with previously proposed business combination transaction with GTWY Holdings, an amendment to the Contingent Forward Purchase Contract was effected on December 27, 2019 to provide that the Contingent Forward Purchase Contract would terminate as of, and contingent upon, the closing of the transaction with GTWY Holdings such that the strategic investor would instead purchase 3,000,000 units of GTWY Holdings’ equity securities (with each unit consisting of one GTWY Holdings Share and one-half of one GTWY Holdings Warrant) for a purchase price of $10.00 per unit. The Contingent Forward Purchase Contract was waived by the strategic investor in the connection with the proposed Business Combination with Ensysce.

Service Provider Agreement

From time to time the Company has entered into and may enter into agreements with various services providers and advisors, including investment banks, to help us identify targets, negotiate terms of potential Business Combinations, consummate a Business Combination and/or provide other services. In connection with these agreements, the Company may be required to pay such service providers and advisors fees in connection with their services to the extent that certain conditions, including the closing of a potential Business Combination, are met. If a Business Combination does not occur, the Company would not expect to be required to pay these contingent fees. There can be no assurance that the Company will complete a Business Combination.

Ensysce Biosciences, Inc [Member]
COMMITMENTS AND CONTINGENCIES

NOTE 6 - COMMITMENTS AND CONTINGENCIES

Litigation

As of June 30, 2021 and December 31, 2020, there were no pending legal proceedings against the Company that are expected to have a material adverse effect on cash flows, financial condition or results of operations. From time to time, the Company could become involved in disputes and various litigation matters that arise in the normal course of business. These may include disputes and lawsuits related to intellectual property, licensing, contract law and employee relations matters. Periodically, the Company reviews the status of significant matters, if any exist, and assesses its potential financial exposure. If the potential loss from any claim or legal claim is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Legal proceedings are subject to uncertainties, and the outcomes are difficult to predict. Because of such uncertainties, accruals are based on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to pending claims and litigation. See Note 11 for additional information about legal proceedings.

Lease

During the three and six months ended June 30, 2020, the Company leased office space on a month-to-month basis.

In August 2020, the Company entered into an agreement to lease office space. The lease commencement date was October 1, 2020 and the lease will terminate October 31, 2021 with no option to renew. As of June 30, 2021, the future lease payments totaled $10,200.

The Company recognized total rent expense of $7,062 and $14,123 in the three and six months ended June 30, 2021, respectively. The Company recognized total rent expense of $5,721 and $15,448 in the three and six months ended June 30, 2020, respectively.

NOTE 6 - COMMITMENTS AND CONTINGENCIES

Litigation

As of December 31, 2020 and 2019, there were no pending legal proceedings against the Company that are expected to have a material adverse effect on cash flows, financial condition or results of operations. From time to time, the Company could become involved in disputes and various litigation matters that arise in the normal course of business. These may include disputes and lawsuits related to intellectual property, licensing, contract law and employee relations matters. Periodically, the Company reviews the status of significant matters, if any exist, and assesses its potential financial exposure. If the potential loss from any claim or legal claim is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Legal proceedings are subject to uncertainties, and the outcomes are difficult to predict. Because of such uncertainties, accruals are based on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to pending claims and litigation.

ENSYSCE BIOSCIENCES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Lease

In August 2020, the Company entered into an agreement to lease office space. The lease commencement date was October 1, 2020 and the lease will terminate on October 31, 2021 with no option to renew. As of December 31, 2020, the future lease payments totaled $25,500.

The Company recognized total rent expense of $36,645 and $32,593 in the years ended December 31, 2020 and 2019, respectively.